Amplify Thematic All-Stars ETF
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 10.3%
Alphabet, Inc. - Class A	563	$102,550
Iridium Communications, Inc.	232	6,176
Meta Platforms, Inc. - Class A	131	66,053
Netflix, Inc.(a)	21	14,172
ROBLOX Corp. - Class A(a)	912	33,935
Roku, Inc.(a)	248	14,863
Snap, Inc. - Class A(a)	444	7,375
Spotify Technology SA(a)	24	7,531
Tencent Holdings Ltd.	388	18,507
Trade Desk, Inc. - Class A(a)	77	7,521
		278,683

Consumer Discretionary - 9.5%
Alibaba Group Holding Ltd.	1,233	11,134
Amazon.com, Inc.(a)	366	70,730
Aptiv PLC(a)	95	6,690
BYD Co. Ltd. - Class H	273	8,112
DraftKings, Inc. - Class A(a)	201	7,672
MercadoLibre, Inc.(a)	4	6,574
Tesla, Inc.(a)	738	146,035
		256,947

Financials - 5.6%
Block, Inc.(a)	805	51,914
Coinbase Global, Inc. - Class A(a)	289	64,225
PayPal Holdings, Inc.(a)	163	9,459
Robinhood Markets, Inc. - Class A(a)	860	19,531
Toast, Inc. - Class A(a)	316	8,143
		153,272

Health Care - 1.9%
CRISPR Therapeutics AG(a)	143	7,723
Danaher Corp.	47	11,743
Intuitive Surgical, Inc.(a)	57	25,357
Moderna, Inc.(a)	49	5,819
		50,642

Industrials - 7.4%
ABB Ltd.	506	28,110
Advanced Drainage Systems, Inc.	40	6,416
AeroVironment, Inc.(a)	46	8,379
Array Technologies, Inc.(a)	604	6,197
Bloom Energy Corp. - Class A(a)(b)	419	5,129
Booz Allen Hamilton Holding Corp.	63	9,696
Core & Main, Inc. - Class A(a)	126	6,167
NEXTracker, Inc. - Class A(a)	372	17,439
Northrop Grumman Corp.	17	7,411
Pentair PLC	96	7,360
Plug Power, Inc.(a)(b)	2,808	6,543
Schneider Electric SE	58	13,943
Siemens AG	49	9,123
Sunrun, Inc.(a)	855	10,140
Tetra Tech, Inc.	32	6,543
Uber Technologies, Inc.(a)	112	8,140
Veralto Corp.	126	12,029
Vestas Wind Systems AS(a)	482	11,170
Xylem, Inc./NY	145	19,666
		199,601

Information Technology - 62.1%(c)
Adobe, Inc.(a)	35	19,444
Advanced Micro Devices, Inc.(a)	332	53,854
Akamai Technologies, Inc.(a)	230	20,718
Ambarella, Inc.(a)	152	8,200
Analog Devices, Inc.	50	11,413
Apple, Inc.	170	35,805
Arista Networks, Inc.(a)	40	14,019
Badger Meter, Inc.	36	6,709
BlackBerry Ltd.(a)	2,644	6,608
Broadcom, Inc.	49	78,671
Check Point Software Technologies Ltd.(a)	111	18,315
Cisco Systems, Inc.	1,063	50,503
Cleanspark, Inc.(a)	429	6,843
Cloudflare, Inc. - Class A(a)	509	42,160
Cognex Corp.	153	7,154
Crowdstrike Holdings, Inc. - Class A(a)	299	114,574
CyberArk Software Ltd.(a)	92	25,155
Darktrace PLC(a)	1,755	12,792
Datadog, Inc. - Class A(a)	151	19,583
DigitalOcean Holdings, Inc.(a)	194	6,742
Dynatrace, Inc.(a)	154	6,890
Enphase Energy, Inc.(a)	458	45,667
F5, Inc.(a)	56	9,645
First Solar, Inc.(a)	319	71,922
Fortinet, Inc.(a)	520	31,340
Gen Digital, Inc.	471	11,766
HubSpot, Inc.(a)	16	9,437
Infineon Technologies AG	235	8,640
Intel Corp.	638	19,759
International Business Machines Corp.	119	20,581
Itron, Inc.(a)	108	10,688
Marathon Digital Holdings, Inc.(a)	414	8,218
Micron Technology, Inc.	116	15,257
Microsoft Corp.	180	80,451
MicroStrategy, Inc. - Class A(a)	7	9,642
MongoDB, Inc.(a)	33	8,249
NVIDIA Corp.	1,190	147,013
NXP Semiconductors NV	50	13,455
Okta, Inc.(a)	336	31,453
ON Semiconductor Corp.(a)	110	7,541
Oracle Corp.	258	36,430
Palantir Technologies, Inc. - Class A(a)	460	11,652
Palo Alto Networks, Inc.(a)	231	78,311
Pure Storage, Inc. - Class A(a)	155	9,953
QUALCOMM, Inc.	301	59,953
Qualys, Inc.(a)	164	23,386
Rapid7, Inc.(a)	302	13,055
Roper Technologies, Inc.	17	9,582
Salesforce, Inc.	104	26,738
Samsung SDI Co. Ltd.	52	13,373
SentinelOne, Inc. - Class A(a)	1,474	31,028
ServiceNow, Inc.(a)	36	28,320
Shopify, Inc. - Class A(a)	397	26,222
Snowflake, Inc. - Class A(a)	65	8,781
SolarEdge Technologies, Inc.(a)	274	6,921
Synopsys, Inc.(a)	13	7,736
Tenable Holdings, Inc.(a)	400	17,432
Teradyne, Inc.	111	16,460
Trend Micro, Inc./Japan	217	8,810
UiPath, Inc. - Class A(a)	2,342	29,697
Unity Software, Inc.(a)	866	14,081
Varonis Systems, Inc.(a)	393	18,852
Zoom Video Communications, Inc. - Class A(a)	155	9,174
Zscaler, Inc.(a)	271	52,083
		1,684,906

Materials - 1.6%
Albemarle Corp.	169	16,143
Arcadium Lithium PLC(a)	2,474	8,312
Ecolab, Inc.	85	20,230
		44,685

Utilities - 1.2%
American Water Works Co., Inc.	82	10,591
Iberdrola SA	569	7,388
Ormat Technologies, Inc.	93	6,668
Orsted AS(a)(d)(e)	126	6,711
		31,358
TOTAL COMMON STOCKS (Cost $2,792,398)		2,700,094

PREFERRED STOCKS - 0.3%
Industrials - 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, 0.00%	160	6,446
TOTAL PREFERRED STOCKS (Cost $7,635)		6,446

SHORT-TERM INVESTMENTS - 0.6%
Investments Purchased with Proceeds from Securities Lending - 0.5%
First American Government Obligations Fund - Class X, 4.65%(f)	12,969	12,969

Money Market Funds - 0.1%
Invesco Government & Agency Portfolio - Institutional Class, 5.25%(f)	4,541	4,541
TOTAL SHORT-TERM INVESTMENTS (Cost $17,510)		17,510

TOTAL INVESTMENTS - 100.5% (Cost $2,817,543)		$2,724,050
Liabilities in Excess of Other Assets - (0.5)%		(12,889)
TOTAL NET ASSETS - 100.0%		$2,711,161

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $11,314 which represented 0.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $6,711 or 0.2% of the Fund’s net assets.

(e)
Security is exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. As of June 30, 2024, the value of these securities total $6,711 or 0.2% of the Fund’s net assets.

(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Amplify Thematic All-Stars ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	2,700,094	–	–	2,700,094
Preferred Stocks	6,446	–	–	6,446
Investments Purchased with Proceeds from Securities Lending	12,969	–	–	12,969
Money Market Funds	4,541	–	–	4,541
Total Investments	2,724,050	–	–	2,724,050

Refer to the Schedule of Investments for additional information.

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

As of June 30, 2024, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.